Derivative financial assets and liabilities - fair value of derivative assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	€ 629	€ 98
Financial derivative assets - current	501	93
Financial derivative assets - non-current	128	5
Derivative financial liabilities	(633)	(318)
Financial derivative liabilities - current	(353)	(194)
Financial derivative liabilities - non-current	(280)	(124)
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	0	0
Hedging derivative, liabilities	0	0
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	0	0
Hedging derivative, liabilities	0	0
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	384	55
Hedging derivative, liabilities	(402)	(267)
Cash flow hedges | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	149	34
Hedging derivative, liabilities	(139)	(81)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	0	0
Hedging derivative, liabilities	(228)	(180)
Cash flow hedges | Interest rate and currency risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	138	0
Hedging derivative, liabilities	(26)	0
Cash flow hedges | Commodity price risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	97	21
Hedging derivative, liabilities	(9)	(6)
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	0	0
Hedging derivative, liabilities	0	0
Hedges of net investment in foreign operations | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	0	0
Hedging derivative, liabilities	0	0
Derivatives for trading
Disclosure of detailed information about hedging instruments [line items]
Derivatives assets for trading	245	43
Derivatives liabilities for trading	€ (231)	€ (51)